Expense Example {- Franklin LifeSmart™ Retirement Income Fund} - Franklin Retirement Income-07 - Franklin LifeSmart™ Retirement Income Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 611
3 years	873
5 years	1,155
10 years	1,956
Class C
Expense Example:
1 year	240
3 years	574
5 years	1,033
10 years	2,307
Class R
Expense Example:
1 year	90
3 years	420
5 years	773
10 years	1,768
Class R6
Expense Example:
1 year	34
3 years	234
5 years	452
10 years	1,077
Advisor Class
Expense Example:
1 year	39
3 years	263
5 years	505
10 years	$ 1,200